Long-term debt, net	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-term debt, net

7. Long-term debt, net

Long-term debt consists of the following credit facilities, sale and lease back agreements and unsecured bonds:

		As of June 30, 2023	As of December 31, 2022	Rate of interest
	Credit facilities
(i)	Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”)	$6,000	$6,000	Fixed rate
(ii)	Assumed in December 2021 maturing in December 2027 (the “2021 credit facility”)	105,957	110,827	Margin + Secured Overnight Financing Rate (“SOFR”)
(iii)	Issued in October 2022 maturing in October 2028 (the “2022 credit facility”)	102,340	105,000	Margin + SOFR
(iv)	Issued in June 2023 maturing in June 2031 (the “2023 credit facility”)	100,000	–	Margin + SOFR
	Sale and lease back agreements
(v)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	28,100	29,700	Margin + Libor
(vi)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	28,100	29,700	Margin + Libor
(vii)	Issued in May 2020 maturing in May 2027 (the “ICBCFL”)	40,164	41,996	Margin + Libor
(viii)	Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”)	–	8,083	Margin + Libor
(ix)	Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”)	–	8,083	Margin + Libor
(x)	Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”)	–	8,083	Margin + Libor
(xi)	Assumed in September 2021 maturing in October 2027 (the “2021 Bocomm”)	132,684	138,888	Margin + Libor
(xii)	Assumed in September 2021 maturing in May 2028 (the “2021 Bocomm”)	125,953	132,217	Margin + Libor
(xiii)	Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL - LNG/C”)	135,028	139,183	Margin + Libor
(xiv)	Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL - LNG/C”)	133,950	138,072	Margin + Libor
(xv)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	133,823	136,778	Fixed rate
(xvi)	Issued in December 2022 maturing in January 2031 (the “2022 Jolco”)	106,212	–	($73,812: Margin + SOFR, $32,400: Fixed rate)
(xvii)	Issued in February 2023 maturing in February 2033 (the “2023 CMBFL - LNG/C”)	181,812	–	Margin + SOFR
	Unsecured Bonds
(xviii)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	162,955	159,966	Fixed rate
(xix)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	108,637	106,644	Fixed rate
	Total long-term debt	1,631,715	1,299,220
	Less: Deferred loan and financing arrangements issuance costs	12,293	10,142
	Total long-term debt, net	1,619,422	1,289,078
	Less: Current portion of long-term debt	87,804	75,438
	Add: Current portion of deferred loan and financing arrangements issuance costs	2,576	2,225
	Long-term debt, net	$1,534,194	$1,215,865

7. Long-term debt, net – continued

Details of the Partnership’s credit facilities, financing arrangements and unsecured bonds are discussed in Note 7 of the Partnership’s Consolidated Financial Statements for the year ended December 31, 2022.

On June 13, 2023, the Partnership entered into a new credit facility, the “2023 credit facility”, of up to $100,000, for the purpose of partially financing the acquisition of the shares of the company owning the M/V Buenaventura Express (Note 5). The full amount of the facility was drawn on June 15, 2023, and has a duration of eight years.

On March 14, 2023, the Partnership fully repaid the 2021 CMBFL - Panamax sale and lease back agreements, with original maturity in February 2026, amounting to $23,423.

On February 7, 2023, the Partnership entered into a new sale and lease back agreement, the “2023 CMBFL - LNG/C”, of up to $184,000, for the purpose of partially financing the acquisition of the shares of the company owning the LNG/C Asterix I (Note 5). The full amount of the sale and lease back agreement was drawn on February 17, 2023, and has duration of 10 years.

On December 23, 2022, the Partnership entered into a new sale and lease back agreement, the “2022 Jolco”, of up to $108,000, for the purpose of partially financing the acquisition of the shares of the company owning the M/V Itajai Express (Note 5). The full amount of the sale and lease back agreement was drawn on January 6, 2023, and has duration of eight years.

During the six-month period ended June 30, 2023, the Partnership repaid the amount of $41,064 in line with the amortization schedule of its credit facilities and financing arrangements.

As of June 30, 2023, and December 31, 2022, the Partnership was in compliance with all financial debt covenants.

As of June 30, 2023, there were no undrawn amounts under the Partnership’s credit facilities and financing arrangements.

For the six-month periods ended June 30, 2023, and 2022 interest expense amounted to $47,563 and $20,894, respectively and the weighted average interest rate of the Partnership’s loan facilities, financing arrangements and unsecured bonds was 6.2% and 3.4%, respectively.